Summary of Significant Accounting Policies - Income (Loss) Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income (Loss) Per Share-Basic and Diluted
Net Income (Loss)	$ 41,707	$ 46,631	$ 452,725	$ 343,096	$ 268,315
Less: Net income (loss) attributable to noncontrolling interests	(592)	1,028	2,506	403	938
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 42,299	$ 45,603	$ 450,219	$ 342,693	$ 267,377
Weighted average common shares outstanding-basic (in shares)	290,328,000	288,756,000	289,457,000	288,183,000	286,971,000
Effect of dilutive potential stock options (in shares)	995,625	56,437	645,886	24,903	145,509
Effect of dilutive potential RSUs and PUs (in shares)	521,977	715,850	872,204	435,287	570,435
Weighted-average shares—diluted (in shares)	291,845,602	289,528,287	290,975,090	288,643,190	287,686,944
Net income (loss) per share attributable to Iron Mountain Incorporated -basic (in dollars per share)	$ 0.15	$ 0.16	$ 1.56	$ 1.19	$ 0.93
Net income (loss) attributable to iron mountain incorporated - dilute (in dollars per share)	$ 0.14	$ 0.16	$ 1.55	$ 1.19	$ 0.93
Antidilutive stock options, RSUs and PUs, excluded from the calculation (in shares)	755,580	4,708,068	1,447,722	5,663,981	4,475,745